Share-Based Payments - Summary of unvested shares (Details) - Restricted Stock - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Shares
Non-vested restricted shares outstanding at January 1, 2019	87,586	109,586
Granted	129,840	1,342,743
Forfeited	(3,000)	(100,000)
Vested	(158,840)	(1,264,743)
Non-vested restricted shares outstanding at September 30, 2019	55,586	87,586
Weighted-average fair value
Non-vested restricted shares outstanding at January 1, 2019	$ 2.46	$ 1.92
Granted	1.24	2.58
Forfeited	2.60	2.27
Vested	1.49	2.56
Non-vested restricted shares outstanding at September 30, 2019	$ 2.37	$ 2.46